Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 1,210,428			$ 1,273,874
2026	1,195,583			1,257,726
2027	1,092,122			1,240,392
2028	1,070,866			1,225,327
2029				1,203,001
thereafter				684,779
Total lease payments	5,529,807			6,885,099
Less: Interest	(2,120,952)			(2,943,539)
Total Lease Liabilities	$ 3,408,855	$ 3,941,560	$ 4,376,630	$ 3,941,560